Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Consolidated Financial Assets and Financial Liabilities

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2025 and 2024:

	Financial instruments at amortized cost		Financial instruments at FVPL	Derivatives used for hedging	Total financial instruments
	(in million pesos)
Assets as at December 31, 2025
Noncurrent:
Financial assets at fair value through profit or loss	—		1,030	—	1,030
Debt instruments at amortized cost – net of current portion	350		—	—	350
Derivative financial assets – net of current portion	—		—	617	617
Other financial assets – net of current portion	3,616	(1)	—	—	3,616
Current:
Cash and cash equivalents	11,866		—	—	11,866
Short-term investments	10		—	—	10
Trade and other receivables	31,367		—	—	31,367
Current portion of derivative financial assets	—		203	—	203
Current portion of debt instruments at amortized cost	20		—	—	20
Current portion of other financial assets	339	(1)	—	—	339
Total assets	47,568		1,233	617	49,418

Liabilities as at December 31, 2025
Noncurrent:
Interest-bearing financial liabilities – net of current portion	278,868		—	—	278,868
Lease liabilities – net of current portion	55,276		—	—	55,276
Customers' deposits	1,262		—	—	1,262
Deferred credits and other noncurrent liabilities	1,583		—	—	1,583
Current:
Accounts payable	52,755		—	—	52,755
Accrued expenses and other current liabilities	60,807		2	—	60,809
Current portion of interest-bearing financial liabilities	16,180		—	—	16,180
Current portion of lease liabilities	8,897		—	—	8,897
Dividends payable	2,087		—	—	2,087
Current portion of derivative financial liabilities	—		—	77	77
Liabilities associated with assets classified as held-for-sale	1,625		—	—	1,625
Total liabilities	479,340		2	77	479,419
Net assets (liabilities)	(431,772)		1,231	540	(430,001)

(1)
Includes refundable deposits and notes receivable.

	Financial instruments at amortized cost		Financial instruments at FVPL	Derivatives used for hedging	Total financial instruments
	(in million pesos)
Assets as at December 31, 2024
Noncurrent:
Financial assets at fair value through profit or loss	—		1,101	—	1,101
Debt instruments at amortized cost – net of current portion	370		—	—	370
Derivative financial assets – net of current portion	—		—	385	385
Other financial assets – net of current portion	3,126	(1)	—	—	3,126
Current:				—
Cash and cash equivalents	10,011		—	—	10,011
Short-term investments	136		—	—	136
Trade and other receivables	31,612		—	—	31,612
Current portion of derivative financial assets	—		30	—	30
Current portion of debt instruments at amortized cost	25		—	—	25
Current portion of other financial assets	831	(1)	—	—	831
Total assets	46,111		1,131	385	47,627

Liabilities as at December 31, 2024
Noncurrent:
Interest-bearing financial liabilities – net of current portion	258,246		—	—	258,246
Lease liabilities – net of current portion	46,703		—	—	46,703
Customers' deposits	2,046		—	—	2,046
Deferred credits and other noncurrent liabilities	90		—	—	90
Current:
Accounts payable	61,204		—	—	61,204
Accrued expenses and other current liabilities	70,795		2	—	70,797
Current portion of interest-bearing financial liabilities	23,340		—	—	23,340
Current portion of lease liabilities	7,335		—	—	7,335
Dividends payable	2,005		—	—	2,005
Current portion of derivative financial liabilities	—		20	77	97
Liabilities associated with assets classified as held-for-sale	1,615		—	—	1,615
Total liabilities	473,379		22	77	473,478
Net assets (liabilities)	(427,268)		1,109	308	(425,851)

(1)
Includes refundable deposits and notes receivable.

Summary of Consolidated Offsetting of Financial Assets and Liabilities

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at
December 31, 2025 and 2024:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 21, 2025
Current Financial Assets
Trade and other receivables
Foreign administrations	4,071	2,540	1,531
Domestic carriers	400	192	208
Total	4,471	2,732	1,739
Current Financial Liabilities
Accounts payable
Suppliers and contractors	50,024	128	49,896
Carriers and others	4,835	2,225	2,610
Total	54,859	2,353	52,506

December 31, 2024
Current Financial Assets
Trade and other receivables
Foreign administrations	2,536	1,359	1,177
Domestic carriers	356	100	256
Total	2,892	1,459	1,433
Current Financial Liabilities
Accounts payable
Suppliers and contractors	58,613	89	58,524
Carriers and others	8,359	5,825	2,534
Total	66,972	5,914	61,058

Disclosure Of Carrying Amount And Fair Value Of Financial Instruments Explanatory

	Carrying Value		Fair Value
	2025	2024	2025	2024
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	350	370	349	363
Other financial assets – net of current portion	3,616	3,126	2,973	2,716
Total	3,966	3,496	3,322	3,079
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	278,868	258,246	272,011	246,572
Customers' deposits	1,262	2,046	837	1,311
Deferred credits and other noncurrent liabilities	1,583	90	1,372	79
Total	281,713	260,382	274,220	247,962

Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2025 and 2024. This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	December 31, 2025				December 31, 2024
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Financial assets at FVPL	—	1,027	3	1,030	—	1,098	3	1,101
Current Financial Assets
Current portion of derivative financial assets	—	203	—	203	—	30	—	30
Total	—	1,230	3	1,233	—	1,128	3	1,131

Current Financial Liabilities
Accrued expenses and other current liabilities	—	2	—	2	—	2	—	2
Current portion of derivative financial liabilities	—	—	—	—	—	20	—	20
Total	—	2	—	2	—	22	—	22

(1)
Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)
Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)
Fair values determined using discounted values of future cash flows for the assets or liabilities.

Summary of Derivative Financial Instruments

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2025 and 2024:

							December 31, 2025		December 31, 2024
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost/ (Premium)	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$1,191	Various dates in 2023 and 2024	U.S. Dollar Liabilities	Various dates in 2024	—	Php56.93	US$—	—	US$—	—
	US$303	Various dates in October to December 2024	U.S. Dollar Liabilities	Various dates in January to July 2025	—	Php58.45	—	—	303	(10)
	US$14	Various dates in October to December 2024	U.S. Dollar Revenues	Various dates in July to December 2025	—	Php58.65	—	—	14	(2)
	US$766	Various dates in January to December 2025	U.S. Dollar Liabilities	Various dates in March 2025 to May 2026	—	Php57.75	243	165
	US$38	Various dates in June to December 2025	U.S. Dollar Revenues	Various dates in December 2025 to December 2026	—	Php58.37	37	(27)	—	—
	US$77	Various dates in January 2026	U.S. Dollar Liabilities	Various dates in March to August 2026	—	Php59.01	—	—	—	—
	US$2	Various dates in January 2026	U.S. Dollar Revenues	Various dates in December 2026	—	Php60.13	—	—	—	—
	US$22	Various dates in December 2025	U.S. Dollar Cash	January 2026	—	Php58.70	22	(2)	—	—
Foreign exchange options(a)	US$16	Various dates in March to September 2024	U.S. Dollar Liabilities	Various dates in September to December 2024	—	Php56.40	—	—	—	—
					—	Php56.84	—	—	—	—
					—	Php57.76	—	—	—	—
	US$10	Various dates in September to December 2024	U.S. Dollar Liabilities	Various dates in April 2025	—	Php57.00	—	—	10	(3)
					—	Php57.59	—	—	—	—
					—	Php58.32	—	—	—	—

	US$22	Various dates in January to December 2025	U.S. Dollar Liabilities	Various dates in April 2025 to April 2026	—	Php56.71	6	10	—	—
					—	Php56.99	—	—	—	—
					—	Php58.74	—	—	—	—

	US$11	Various dates in January to February 2026	U.S. Dollar Liabilities	Various dates in April to December 2026	—	Php57.76	—	—	—	—
					—	Php58.00	—	—	—	—
					—	Php59.56	—	—	—	—
								146		(15)
Smart
Forward foreign exchange contracts	US$1,063	Various dates in June 2023 to December 2024	U.S. Dollar Liabilities	Various dates in 2024	—	Php56.66	US$—	—	US$—	—
	US$204	Various dates in October to December 2024	U.S. Dollar Liabilities	Various dates in January to June 2025	—	Php58.18	—	—	204	31
	US$5	Various dates in October to November 2024	U.S. Dollar Revenues	Various dates in July to November 2025	—	Php58.48	—	—	5	(2)
	US$550	Various dates in January to December 2025	U.S. Dollar Liabilities	Various dates in January 2025 to March 2026	—	Php57.83	120	46	—	—
	US$23	Various dates in June to December 2025	U.S. Dollar Revenues	Various dates in December 2025 to November 2026	—	Php58.22	21	(16)	—	—
	US$72	Various dates in January 2026	U.S. Dollar Liabilities	Various dates in March to July 2026	—	Php59.36	—	—	—	—
	US$1	Various dates in January 2026	U.S. Dollar Revenues	Various dates in December 2026	—	Php59.88	—	—	—	—
Foreign exchange options(b)	US$45	Various dates in 2023 and 2024	U.S. Dollar Liabilities	Various dates in 2024	—	Php55.60 Php56.00 Php57.00	—	—	—	—
	US$8	Various dates in September to December 2024	U.S. Dollar Liabilities	Various dates in January to April 2025	—	Php57.01 Php57.41 Php58.63	—	—	8	(4)
	US$58	Various dates in January to December 2025	U.S. Dollar Liabilities	Various dates in April 2025 to May 2026	—	Php57.71 Php58.03 Php59.55	18	27	—	—
	US$20	Various dates in January to February 2026	U.S. Dollar Liabilities	Various dates in May to September 2026	—	Php58.07 Php58.30 Php59.65	—	—	—	—
								57		25
								203		10

							December 31, 2025		December 31, 2024
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost/ (Premium)	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions designated as hedges:
PLDT
Long-term foreign currency options(c)	US$225	Various dates in July 2020 and February to March 2021	300M Notes 2031	January 23, 2031	1.20%	Php49.58 Php55.27	US$222	271	US$225	86
	US$109	Various dates in July 2020 and July 2025	300M Notes 2031	January 23, 2031	1.21%	Php49.67 Php55.35	US$108	106	109	78
								377		164
Smart
Long-term foreign currency options(d)	US$109	February to April 2021	US$140 PNB Loan	December 13, 2030	1.63%	Php48.00 Php53.34	US$55	163	US$66	144
								163		144
								540		308
								743		318
(a)
If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php56.84 to Php57.76, PLDT will purchase the U.S. Dollar for Php56.84. However, if on maturity, the exchange rate settles above Php57.76, PLDT will purchase the U.S. Dollar for Php56.84 plus the excess above Php57.76, and if the exchange rate is lower than Php56.84, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php56.40.

If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php57.59 to Php58.32, PLDT will purchase the U.S. Dollar for Php57.59. However, if on maturity, the exchange rate settles above Php58.32, PLDT will purchase the U.S. Dollar for Php57.59 plus the excess above Php58.32, and if the exchange rate is lower than Php57.59, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php57.00.

If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php56.99 to Php58.74, PLDT will purchase the U.S. Dollar for Php56.99. However, if on maturity, the exchange rate settles above Php58.74, PLDT will purchase the U.S. Dollar for Php56.99 plus the excess above Php58.74, and if the exchange rate is lower than Php56.99, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php56.71.

(b)
If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php56.00 to Php57.00, Smart will purchase the U.S. Dollar for Php56.00. However, if on maturity, the exchange rate settles above Php56.00, Smart will purchase the U.S. Dollar for Php56.00 plus the excess above Php57.00, and if the exchange rate is lower than Php56.00, Smart will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php55.60.

If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php57.41 to Php58.63, Smart will purchase the U.S. Dollar for Php57.41. However, if on maturity, the exchange rate settles above Php57.41, Smart will purchase the U.S. Dollar for Php57.41 plus the excess above Php58.63, and if the exchange rate is lower than Php57.41, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate, subject to a floor of Php57.01.

If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php58.03 to Php59.55, Smart will purchase the U.S. Dollar for Php58.03. However, if on maturity, the exchange rate settles above Php59.55, Smart will purchase the U.S. Dollar for Php58.03 plus the excess above Php59.55, and if the exchange rate is lower than Php58.03, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate, subject to a floor of Php57.71.

(c)
PLDT’s long-term foreign currency option agreements outstanding as at December 31, 2025 and 2024 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date.

If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.58 and Php55.27, PLDT will purchase the U.S. dollar at Php49.58. However, if on fixing date, the exchange rate is beyond Php55.27, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.69, and if the exchange rate is lower than Php49.58, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate.

If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.67 and Php55.35, PLDT will purchase the U.S. dollar at Php49.67. However, if on fixing date, the exchange rate is beyond Php55.35, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.68, and if the exchange rate is lower than Php49.67, PLDT will purchase the U.S. dollar at Php49.67.

The mark-to-market gains amounting to Php452 million and Php239 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2025 and 2024, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to Php75 million each were recognized as at
December 31, 2025 and 2024. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income is transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php129 million, Php119 million and Php39 million were recognized in our consolidated income statements for the years ended December 31, 2025, 2024 and 2023, respectively. The effective portion of the movements in the fair value amounting to Php164 million and Php209 million were recognized in our consolidated statement of other comprehensive income for the years ended December 31, 2025 and 2024, respectively.

(d)
Smart’s long-term foreign currency option agreements outstanding as at December 31, 2025 and 2024 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date is between Php48.00 and Php53.34, Smart will purchase the U.S. Dollar at Php48.00. However, if on fixing date the exchange rate is beyond Php53.34, Smart will purchase the U.S. Dollar for Php48.00 plus the excess above Php53.34, and if the exchange rate is lower than Php48.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate. The mark-to-market gains amounting to Php165 million and Php146 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2025 and 2024, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to Php2 million each were recognized as at December 31, 2025 and 2024. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php43 million and Php52 million were recognized in our consolidated income statements for the years ended December 31, 2025 and 2024, respectively. The effective portion of the movements in the fair value amounting to Php59 million and Php110 million were recognized in our consolidated statement of other comprehensive income for the years ended December 31, 2025 and 2024, respectively.

Summary of Derivative Financial Instruments by Classification

Our derivative financial instruments as at December 31, 2025 and 2024 are presented in the statements of financial position as follows:

	2025	2024
	(in million pesos)
Asset:
Noncurrent assets	617	385
Current assets	203	30
Liabilities:
Current liabilities (Note 28)	(77)	(97)
Net assets (liabilities)	743	318

Summary of Movements of Consolidated Mark-to-Market Losses

Movements of our consolidated mark-to-market gains (losses) for the years ended December 31, 2025 and 2024 are summarized as follows:

	2025	2024
	(in million pesos)
Net mark-to-market gains (losses) at beginning of the period	318	(937)
Gains on derivative financial instruments	157	1,870
Settlements, accretion and others	45	(934)
Net fair value gains on cash flow hedges charged to other comprehensive income	223	319
Net mark-to-market gains at end of the period	743	318

Disclosure Of Gains (Losses) On Derivative Financial Instruments Explanatory

Our consolidated analysis of gains on derivative financial instruments for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in million pesos)
Gains (losses) on derivative financial instruments	157	1,870	(505)
Hedge costs	(198)	(229)	(238)
Gains (losses) on derivative financial instruments – net (Note 5)	(41)	1,641	(743)

Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2025 and 2024:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2025
Financial instruments at amortized cost:	56,238	52,002	4,005	3	228
Debt instruments at amortized cost	370	20	340	—	10
Other financial assets	4,225	339	3,665	3	218
Temporary cash investments	1,369	1,369	—	—	—
Short-term investments	10	10	—	—	—
Retail subscribers	19,369	19,369	—	—	—
Corporate subscribers	21,373	21,373	—	—	—
Foreign administrations	1,615	1,615	—	—	—
Domestic carriers	208	208	—	—	—
Dealers, agents and others	7,699	7,699	—	—	—
Financial instruments at FVPL:	1,030	—	—	—	1,030
Financial assets at fair value through profit or loss	1,030	—	—	—	1,030
Total	57,268	52,002	4,005	3	1,258

December 31, 2024
Financial instruments at amortized cost:	55,039	51,264	3,608	10	157
Debt instruments at amortized cost	395	25	360	10	—
Other financial assets	4,236	831	3,248	—	157
Temporary cash investments	1,464	1,464	—	—	—
Short-term investments	136	136	—	—	—
Retail subscribers	17,516	17,516	—	—	—
Corporate subscribers	20,936	20,936	—	—	—
Foreign administrations	1,254	1,254	—	—	—
Domestic carriers	256	256	—	—	—
Dealers, agents and others	8,846	8,846	—	—	—
Financial instruments at FVPL:	1,101	—	—	—	1,101
Financial assets at fair value through profit or loss	1,101	—	—	—	1,101
Total	56,140	51,264	3,608	10	1,258

Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2025 and 2024:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2025
Debt:	396,013	12,663	95,634	73,945	213,771
Principal (1)	296,939	12,240	53,872	51,676	179,151
Interest	99,074	423	41,762	22,269	34,620
Lease obligations	84,616	18,199	23,239	18,452	24,726
Various trade and other obligations:	116,304	113,183	2,026	18	1,077
Suppliers and contractors	49,980	49,896	84	—	—
Utilities and related expenses	50,114	50,113	1	—	—
Carriers and others	2,610	2,610	—	—	—
Employee benefits and other provisions	4,970	4,970	—	—	—
Customer deposits	1,262	—	167	18	1,077
Dividends	2,087	2,087	—	—	—
Others	5,281	3,507	1,774	—	—
Total contractual obligations	596,933	144,045	120,899	92,415	239,574

December 31, 2024
Debt:	385,962	20,335	89,028	69,915	206,684
Principal (1)	283,575	19,610	47,479	47,561	168,925
Interest	102,387	725	41,549	22,354	37,759
Lease obligations	77,244	16,560	19,410	16,178	25,096
Various trade and other obligations:	133,811	131,580	362	24	1,845
Suppliers and contractors	58,568	58,524	44	—	—
Utilities and related expenses	57,029	56,934	95	—	—
Carriers and others	2,534	2,534	—	—	—
Employee benefits and other provisions	9,246	9,246	—	—	—
Customers’ deposits	2,046	—	177	24	1,845
Dividends	2,005	2,005	—	—	—
Others	2,383	2,337	46	—	—
Total contractual obligations	597,017	168,475	108,800	86,117	233,625

(1)
Consists of long-term debt, including current portion, gross of unamortized debt discount/premium and debt issuance costs.

Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Within one year	18,199	16,560
After one year but not more than five years	41,691	35,588
More than five years	24,726	25,096
Total	84,616	77,244

Summary of Impact of Hedging Instruments

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2025 and 2024 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2025
Long-term foreign currency options	385	617	Derivative financial assets – net of current portion
	385	617

December 31, 2024
Long-term foreign currency options	356	385	Derivative financial assets – net of current portion
	356	385

Summary of Impact of Hedging Items on Consolidated Statements of Financial Position

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2025 and 2024 are as follows:

	2025		2024
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Notes 2031	(1,197)	75	(1,360)	75
	(1,197)	75	(1,360)	75

Smart:
US$140M PNB	(147)	2	(207)	2
	(147)	2	(207)	2

Summary of Effect of the Cash Flow Hedge in Consolidated Statements of Financial Position and Statements of Other Comprehensive Income

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2025 and 2024 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2025
Long-term foreign currency options	(1,344)	Other comprehensive loss
	(1,344)

December 31, 2024
Long-term foreign currency options	(1,567)	Other comprehensive loss
	(1,567)

Summary of Market Risk

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2025 and 2024:

	2025		2024
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	10	617	7	385
Total noncurrent financial assets	10	617	7	385
Current Financial Assets
Cash and cash equivalents	63	3,704	52	2,980
Trade and other receivables – net	112	6,593	97	5,596
Derivative assets	4	203	1	30
Current portion of other financial assets	—	7	—	—
Total current financial assets	179	10,507	150	8,606
Total Financial Assets	189	11,124	157	8,991
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	653	38,395	667	38,575
Other noncurrent liabilities	1	33	1	29
Total noncurrent financial liabilities	654	38,428	668	38,604
Current Financial Liabilities
Accounts payable	594	34,932	685	39,621
Accrued expenses and other current liabilities	190	11,182	232	13,448
Current portion of interest-bearing financial liabilities	14	809	14	797
Current portion of derivative financial liabilities	1	77	2	97
Total current financial liabilities	799	47,000	933	53,963
Total Financial Liabilities	1,453	85,428	1,601	92,567

(1)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php58.79 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines, or BAP, as at December 31, 2025.
(2)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php57.85 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the BAP as at December 31, 2024.

Summary of Trade and Other Receivables

As at December 31, 2025 and 2024, this account consists of receivables from:

	2025	2024
	(in million pesos)
Corporate subscribers (Note 27)	21,373	20,936
Retail subscribers (Note 27)	19,369	17,516
Foreign administrations (Note 27)	1,615	1,254
Domestic carriers (Note 27)	208	256
Dealers, agents and others (Note 27)	7,699	8,846
	50,264	48,808
Less: Allowance for expected credit losses	18,897	17,196
	31,367	31,612

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Financial assets at fair value through profit or loss	1,030	1,101
Current portion of derivative financial assets	203	30
Total	1,233	1,131

Summary of Maximum Exposure to Credit Risk of Financial Assets Subject to Impairment

For financial assets recognized on our consolidated statements of financial position as at December 31, 2025 and 2024, the gross exposure to credit risk equal their carrying amount.

For loan commitments and other credit related commitments that are irrevocable over the life of the respective facilities, the maximum exposure to credit risk is the full amount of the committed facilities.

	December 31, 2025
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	14,980	11,128	—	26,108
Standard grade	1,215	7,914	—	9,129
Substandard grade	6	12,325	—	12,331
Default	270	3,767	15,130	19,167
Gross carrying amount	16,471	35,134	15,130	66,735
Less allowance	270	3,767	15,130	19,167
Carrying amount	16,201	31,367	—	47,568

	December 31, 2024
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	14,059	11,670	—	25,729
Standard grade	440	5,486	—	5,926
Substandard grade	—	14,456	—	14,456
Default	279	3,596	13,600	17,475
Gross carrying amount	14,778	35,208	13,600	63,586
Less allowance	279	3,596	13,600	17,475
Carrying amount	14,499	31,612	—	46,111

Summary of Maximum Exposure to Credit Risk

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2025 and 2024, follows:

	December 31, 2025
	Gross Maximum Exposure	Collateral and Other Credit Enhancements(1)	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	47,568	410	47,158
Debt instruments at amortized cost	370	—	370
Other financial assets	3,955	2	3,953
Cash and cash equivalents	11,866	129	11,737
Short-term investments	10	—	10
Corporate subscribers	14,684	240	14,444
Retail subscribers	8,117	39	8,078
Foreign administrations	1,531	—	1,531
Domestic carriers	208	—	208
Dealers, agents and others	6,827	—	6,827
Financial instruments at FVPL:	1,233	—	1,233
Financial assets at FVPL	1,030	—	1,030
Forward foreign exchange contracts	203	—	203
Derivatives used for hedging:	617	—	617
Long-term foreign currency options	617	—	617
Total	49,418	410	49,008

(1) Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2025.

	December 31, 2024
	Gross Maximum Exposure	Collateral and Other Credit Enhancements(1)	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	46,111	427	45,684
Debt instruments at amortized cost	395	—	395
Other financial assets	3,957	—	3,957
Cash and cash equivalents	10,011	44	9,967
Short-term investments	136	—	136
Corporate subscribers	15,023	346	14,677
Retail subscribers	7,650	37	7,613
Foreign administrations	1,177	—	1,177
Domestic carriers	256	—	256
Dealers, agents and others	7,506	—	7,506
Financial instruments at FVPL:	1,131	—	1,131
Financial assets at FVPL	1,101	—	1,101
Forward foreign exchange contracts	30	—	30
Derivatives used for hedging:	385	—	385
Long-term foreign currency options	385	—	385
Total	47,627	427	47,200

(1) Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2024.

Summary of Information Regarding Credit Quality by Class of Financial Assets

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2025 and 2024:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2025
Financial instruments at amortized cost:	66,735	26,108	9,129	12,331	19,167
Debt instruments at amortized cost	370	370	—	—	—
Other financial assets	4,225	3,617	332	6	270
Cash and cash equivalents	11,866	10,983	883	—	—
Short-term investments	10	10	—	—	—
Retail subscribers	19,369	5,472	256	2,389	11,252
Corporate subscribers	21,373	4,412	3,404	6,868	6,689
Foreign administrations	1,615	117	482	932	84
Domestic carriers	208	—	137	71	—
Dealers, agents and others	7,699	1,127	3,635	2,065	872
Financial instruments at FVPL:	1,233	1,227	6	—	—
Financial assets at FVPL	1,030	1,024	6	—	—
Forward foreign exchange contracts	203	203	—	—	—
Derivatives used for hedging:	617	617	—	—	—
Long-term foreign currency options	617	617	—	—	—
Total	68,585	27,952	9,135	12,331	19,167

December 31, 2024
Financial instruments at amortized cost:	63,586	25,729	5,926	14,456	17,475
Debt instruments at amortized cost	395	395	—	—	—
Other financial assets	4,236	3,956	1	—	279
Cash and cash equivalents	10,011	9,572	439	—	—
Short-term investments	136	136	—	—	—
Retail subscribers	17,516	5,381	171	2,098	9,866
Corporate subscribers	20,936	5,124	886	9,013	5,913
Foreign administrations	1,254	139	381	657	77
Domestic carriers	256	—	135	121	—
Dealers, agents and others	8,846	1,026	3,913	2,567	1,340
Financial instruments at FVPL:	1,131	1,126	5	—	—
Financial assets at FVPL	1,101	1,096	5	—	—
Forward foreign exchange contracts	30	30	—	—	—
Derivatives used for hedging:	385	385	—	—	—
Long-term foreign currency options	385	385	—	—	—
Total	65,102	27,240	5,931	14,456	17,475

(1)
This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.
(2)
This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets

The aging analysis of past due but not impaired class of financial assets as at December 31, 2025 and 2024 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2025
Financial instruments at amortized cost:	66,735	35,237	3,695	1,275	7,361	19,167
Debt instruments at amortized cost	370	370	—	—	—	—
Other financial assets	4,225	3,949	—	—	6	270
Cash and cash equivalents	11,866	11,866	—	—	—	—
Short-term investments	10	10	—	—	—	—
Retail subscribers	19,369	5,728	2,028	326	35	11,252
Corporate subscribers	21,373	7,816	1,315	788	4,765	6,689
Foreign administrations	1,615	599	269	138	525	84
Domestic carriers	208	137	57	9	5	—
Dealers, agents and others	7,699	4,762	26	14	2,025	872
Financial instruments at FVPL:	1,233	1,233	—	—	—	—
Financial assets at FVPL	1,030	1,030	—	—	—	—
Forward foreign exchange contracts	203	203	—	—	—	—
Derivatives used for hedging:	617	617	—	—	—	—
Long-term foreign currency options	617	617	—	—	—	—
Total	68,585	37,087	3,695	1,275	7,361	19,167

December 31, 2024
Financial instruments at amortized cost:	63,586	31,655	5,927	586	7,943	17,475
Debt instruments at amortized cost	395	395	—	—	—	—
Other financial assets	4,236	3,957	—	—	—	279
Cash and cash equivalents	10,011	10,011	—	—	—	—
Short-term investments	136	136	—	—	—	—
Retail subscribers	17,516	5,552	1,710	248	140	9,866
Corporate subscribers	20,936	6,010	3,182	548	5,283	5,913
Foreign administrations	1,254	520	232	158	267	77
Domestic carriers	256	135	73	17	31	—
Dealers, agents and others	8,846	4,939	730	(385)	2,222	1,340
Financial instruments at FVPL:	1,131	1,131	—	—	—	—
Financial assets at FVPL	1,101	1,101	—	—	—	—
Forward foreign exchange contracts	30	30	—	—	—	—
Derivatives used for hedging:	385	385	—	—	—	—
Long-term foreign currency options	385	385	—	—	—	—
Total	65,102	33,171	5,927	586	7,943	17,475

Interest rate risk [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Market Risk

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2025 and 2024. Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2025

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	—	6	—	—	—	6	370	—	370	6	369
Interest rate	6.2500%	4.6250% - 4.8750%	—	6.5000%	—
Cash in Bank
U.S. Dollar	20	—	—	—	—	20	1,177	—	1,177	20	1,177
Interest rate	0.0100% - 0.5000%	—	—	—	—
Philippine Peso	91	—	—	—	—	91	5,355	—	5,355	91	5,355
Interest rate	0.0500% - 4.5000%	—	—	—	—
Temporary Cash Investments
U.S. Dollar	10	—	—	—	—	10	584	—	584	10	584
Interest rate	3.6100-3.9000%	—	—	—	—
Philippine Peso	14	—	—	—	—	14	785	—	785	14	785
Interest rate	0.2500% - 6.0000%	—	—	—	—
Short-term Investments
Philippine Peso	—	—	—	—	—	—	10	—	10	—	10
Interest rate	2.0000% - 6.0000%	—	—	—	—
	135	6	—	—	—	141	8,281	—	8,281	141	8,280

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	35,274	495	34,779	490	28,819
Interest rate	—	—	—	—	2.5000% - 3.4500%
Philippine Peso	203	344	198	238	77	1,060	62,345	423	61,922	1,021	60,052
Interest rate	4.6500% - 5.3500%	4.0000% to 5.2000%	4.0000% to 5.2000%	4.0000% to 5.1560%	4.0000%
Variable Rate
U.S. Dollar Loans	—	28	28	14	—	70	4,115	15	4,100	70	4,115
Interest rate	—	SOFR+ 1.31161%	SOFR+ 1.31161%	SOFR+ 1.31161%	SOFR+ 1.31161%
Philippine Peso	—	176	142	627	2,370	3,315	194,905	958	193,947	3,315	194,905
Interest rate		PHP BVAL + 0.4000% to 0.7500%	PHP BVAL + 0.4000% to 0.7500%	PHP BVAL + 0.4000% to 0.7500%	PHP BVAL + 0.4000% to 0.7500%
Short-term Debt
Notes Payable
Philippine Peso	5	—	—	—	—	5	300	—	300	5	300
Interest rate	6.0249% to 6.0790%

	208	548	368	879	3,047	5,050	296,939	1,891	295,048	4,901	288,191

As at December 31, 2024

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	1	—	6	—	—	7	395	—	395	7	388
Interest rate	4.250%	6.250%	4.625% - 4.875%	6.500%	—
Cash in Bank
U.S. Dollar	14	—	—	—	—	14	785	—	785	14	785
Interest rate	0.0500% - 0.5000%	—	—	—	—
Philippine Peso	91	—	—	—	—	91	5,296	—	5,296	91	5,296
Interest rate	0.0500% - 5.1000%	—	—	—	—
Temporary Cash Investments
U.S. Dollar	7	—	—	—	—	7	395	—	395	7	395
Interest rate	4.5000% - 5.2500%	—	—	—	—
Philippine Peso	18	—	—	—	—	18	1,069	—	1,069	18	1,069
Interest rate	0.2500% - 6.0000%	—	—	—	—
Short-term Investments
Philippine Peso	2	—	—	—	—	2	136	—	136	2	136
Interest rate	6.0000% - 6.1000%	—	—	—	—
	133	—	6	—	—	139	8,076	—	8,076	139	8,069

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	34,708	531	34,177	463	26,811
Interest rate	—	—	—	—	2.5000% - 3.4500%
Philippine Peso	315	231	339	316	205	1,406	81,315	581	80,734	1,306	75,550
Interest rate	4.0000% to 4.6500%	4.0000% to 5.3500%	4.0000% to 5.2000%	4.0000% to 5.2000%	4.0000% to 5.0880%
Variable Rate
U.S. Dollar Loans	—	28	14	28	14	84	4,860	22	4,838	84	4,859
Interest rate	—	SOFR+ 1.31161%	SOFR+ 1.31161%	SOFR+ 1.31161%	SOFR+ 1.31161%
Philippine Peso	24	87	122	478	2,101	2,812	162,692	855	161,837	2,812	162,692
Interest rate	BVAL + 1.0000%	0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.5000% to 0.9000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)
	339	346	475	822	2,920	4,902	283,575	1,989	281,586	4,665	269,912